Fair Value Measurement (Tables)	3 Months Ended
Mar. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of book value of MakerBot's net assets
The following table summarizes the Company’s financial assets and liabilities that are carried at fair value on a recurring basis, in its consolidated balance sheets:

	March 31, 2025			December 31, 2024
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	(U.S. $ in thousands)
Assets:
Foreign exchange forward contracts not designated as hedging instruments	$—	$110	$—	$—	$71	$—
Foreign exchange forward contracts designated as hedging instruments	—	1,294	—	—	4,005	—
Convertible notes	—	—	11,525	—	—	10,486
Marketable securities	416	—	—	596	—	—
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	—	(63)	—	—	(21)	—
Foreign exchange forward contracts designated as hedging instruments	—	(70)	—	—	(3)	—
Contingent consideration*	—	—	(13,099)	—	—	(12,694)
	$416	$1,271	$(1,574)	$596	$4,052	$(2,208)